SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2020
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
13.	SUPPLEMENTAL CASH FLOW INFORMATION

During the year ended December 31, 2020 the Company issued 2,786,667 shares valued at $434,000 to settle accounts payable of $330,227 and issued 4,868,056 shares, valued at $422,000, for consulting services.

During the year ended December 31, 2019 the Company issued 614,447 shares valued at $168,856 to settle accounts payable of $168,000 and issued 1,590,000 shares, valued at $364,600, for consulting services.

During the year ended December 31, 2019 the Company received $8,374 in interest relating to loans receivable (note 4).